Intangible Assets (Tables)	12 Months Ended
Jul. 31, 2025
Intangible Assets [Abstract]
Schedule of Net Intangible Assets	Net intangible assets consisted of the following:
	As of July 31,
	2025	2024
Total	$320,000	$320,000
Less: accumulated amortization	(320,000)	(320,000)
Intangible assets	$-	$-